Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,425,000.00
Total Fee Amount	13,454.39
Total Offset Amount	0.00
Net Fee	$ 13,454.39
Offering Table N/A
Offset Table N/A	N/A